INTANGIBLE ASSETS AND GOODWILL - Key Assumptions of Goodwill Impairment (Details) - Goodwill	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period of business plan used in cash flows estimate of value in use	5 years	4 years
Period of cash flows used in long-term growth estimate of value in use	75 years	75 years
Pipelines Division
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre-tax discount rate	7.60%
Adjusted inflation rate	1.22%
Increase in pre-tax discount rate	3.60%
Facilities Division
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre-tax discount rate	7.47%
Adjusted inflation rate	1.61%
Increase in pre-tax discount rate	4.87%
Marketing & New Ventures Division
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre-tax discount rate	13.08%
Adjusted inflation rate	1.80%
Increase in pre-tax discount rate	4.75%